Long-Term Debt (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Components of Long-term debt
Loan Payable	$ 1,016,098	$ 1,164,185
Less: Current portion	(438,739)	(462,002)
Long-Term Liabilities	$ 577,359	$ 702,183